Vanguard Core Bond Fund

Schedule of Investments (unaudited)
As of December 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (50.8%)
U.S. Government Securities (21.5%)
United States Treasury Inflation Indexed
Bonds	0.250%	7/15/29	32,760	33,304
United States Treasury Note/Bond	2.875%	10/31/20	9,500	9,593
United States Treasury Note/Bond	2.750%	11/30/20	1,700	1,717
United States Treasury Note/Bond	2.375%	3/15/21	1,500	1,513
United States Treasury Note/Bond	2.250%	4/30/21	2,300	2,319
United States Treasury Note/Bond	2.625%	6/15/21	330	335
United States Treasury Note/Bond	2.125%	8/15/21	6,600	6,654
United States Treasury Note/Bond	2.125%	9/30/21	7,000	7,061
United States Treasury Note/Bond	1.750%	7/15/22	4,250	4,265
United States Treasury Note/Bond	1.500%	8/15/22	10,000	9,973
United States Treasury Note/Bond	1.625%	8/31/22	15,000	15,005
United States Treasury Note/Bond	1.375%	10/15/22	23,125	22,973
United States Treasury Note/Bond	1.875%	10/31/22	1,400	1,410
United States Treasury Note/Bond	1.625%	11/15/22	200	200
United States Treasury Note/Bond	2.000%	11/30/22	5,976	6,039
United States Treasury Note/Bond	2.375%	1/31/23	7,095	7,255
United States Treasury Note/Bond	2.625%	2/28/23	5,000	5,152
United States Treasury Note/Bond	2.750%	4/30/23	8,100	8,390
United States Treasury Note/Bond	2.875%	11/30/23	2,400	2,509
United States Treasury Note/Bond	2.250%	12/31/23	2,300	2,351
United States Treasury Note/Bond	2.250%	1/31/24	2,600	2,659
United States Treasury Note/Bond	3.000%	10/31/25	250	267
United States Treasury Note/Bond	1.625%	2/15/26	3	3
United States Treasury Note/Bond	1.875%	7/31/26	3,000	3,010
United States Treasury Note/Bond	1.625%	9/30/26	30,200	29,818
United States Treasury Note/Bond	1.750%	11/15/29	2,740	2,698
1,2 United States Treasury Note/Bond	4.500%	2/15/36	19,400	25,732
United States Treasury Note/Bond	4.500%	5/15/38	1,000	1,351
United States Treasury Note/Bond	3.500%	2/15/39	350	420
United States Treasury Note/Bond	4.375%	11/15/39	6,630	8,872
United States Treasury Note/Bond	4.625%	2/15/40	425	588
United States Treasury Note/Bond	4.375%	5/15/40	6,400	8,593
United States Treasury Note/Bond	3.750%	8/15/41	650	807
United States Treasury Note/Bond	3.125%	11/15/41	600	681
United States Treasury Note/Bond	3.125%	2/15/42	650	737
United States Treasury Note/Bond	2.750%	8/15/42	130	139
United States Treasury Note/Bond	3.625%	8/15/43	2,200	2,699
United States Treasury Note/Bond	3.375%	5/15/44	4,000	4,736
United States Treasury Note/Bond	3.125%	8/15/44	12,000	13,657
United States Treasury Note/Bond	2.875%	8/15/45	550	601
3 United States Treasury Note/Bond	2.500%	2/15/46	13,000	13,276
United States Treasury Note/Bond	2.500%	5/15/46	640	653
United States Treasury Note/Bond	3.000%	2/15/48	6,000	6,744
United States Treasury Note/Bond	3.125%	5/15/48	5,500	6,332
United States Treasury Note/Bond	3.375%	11/15/48	5,000	6,032
				289,123

Conventional Mortgage-Backed Securities (27.0%)
4,5,6Fannie Mae Pool		2.500%	2/1/28–1/1/34	3,462	3,501
4,5	Fannie Mae Pool	3.000%	4/1/33–1/1/50	63,326	64,425
4,5,6Fannie Mae Pool		3.500%	3/1/27–2/1/50	47,488	49,018
4,5	Fannie Mae Pool	4.000%	12/1/38–12/1/49	56,848	59,294
4,5	Fannie Mae Pool	4.500%	1/1/41–1/1/50	30,063	32,078
4,5	Fannie Mae Pool	5.000%	3/1/38–10/1/49	6,412	7,024
4,5	Fannie Mae Pool	6.000%	5/1/37	574	661
4,5	Freddie Mac Gold Pool	2.500%	10/1/31	634	646
4,5	Freddie Mac Gold Pool	3.000%	9/1/46–8/1/47	4,270	4,386
4,5	Freddie Mac Gold Pool	3.500%	3/1/45–3/1/49	4,878	5,084
4,5	Freddie Mac Gold Pool	4.000%	8/1/45–5/1/49	5,124	5,368
4,5	Freddie Mac Gold Pool	4.500%	7/1/47–2/1/49	2,046	2,180
4,5	Freddie Mac Pool	3.500%	12/1/49	228	233
4,5	Freddie Mac Pool	4.000%	9/1/49–11/1/49	2,707	2,780
4	Ginnie Mae I Pool	3.000%	4/15/45	382	392
4	Ginnie Mae I Pool	3.500%	6/15/47	1,406	1,482
4	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	142	149
4	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	1,061	1,160
4	Ginnie Mae I Pool	5.000%	3/15/38–2/15/40	2,274	2,534
4	Ginnie Mae II Pool	3.000%	5/20/43–1/1/50	32,256	32,733
4,6	Ginnie Mae II Pool	3.500%	4/20/43–12/20/49	28,879	29,808
4,6	Ginnie Mae II Pool	4.000%	11/20/42–1/1/50	16,356	16,837
4	Ginnie Mae II Pool	4.500%	11/20/44–1/1/50	17,712	18,579
4	Ginnie Mae II Pool	5.000%	8/20/48–11/20/49	2,545	2,667
4	Ginnie Mae II Pool	6.000%	5/20/48	235	264
4,5	UMBS Pool	3.000%	2/1/49–1/1/50	8,400	8,504
4,5	UMBS Pool	3.500%	7/1/47–1/1/50	3,817	3,864
4,5	UMBS Pool	4.500%	4/1/49–10/1/49	8,172	8,443
4,5	UMBS Pool	5.000%	10/1/49	361	375
					364,469
Nonconventional Mortgage-Backed Securities (2.3%)
4,5	Fannie Mae REMICS 2017-109	3.500%	11/25/45	663	691
4,5	Fannie Mae REMICS 2017-60	2.750%	8/25/47	1,931	1,935
4,5	Fannie Mae REMICS 2018-13	3.000%	3/25/48	3,104	3,134
4,5	Fannie Mae REMICS 2018-15	3.500%	10/25/44	733	762
4,5	Fannie Mae REMICS 2018-58	3.000%	8/25/48	2,952	2,992
4,5	Fannie Mae REMICS 2018-64	3.000%	9/25/48	1,070	1,085
4,5	Fannie Mae REMICS 2018-65	3.000%	9/25/48	2,421	2,460
4,5	Fannie Mae REMICS 2018-66	3.000%	5/25/47	1,717	1,730
4,5	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	2,643	2,672
4	Ginnie Mae REMICS	3.000%	11/20/45–7/20/48	5,926	6,038
4	Ginnie Mae REMICS	3.500%	4/20/48–5/20/49	5,332	5,520
4,7	Ginnie Mae REMICS	4.000%	1/20/45–9/20/48	2,489	1,491
4,8,10 Ginnie Mae REMICS, 6.150% - 1M USD
	LIBOR	4.385%	6/20/47	3,978	714
					31,224
Total U.S. Government and Agency Obligations (Cost $671,694)					684,816
Asset-Backed/Commercial Mortgage-Backed Securities (6.9%)
4,9 American Homes 4 Rent 2014-SFR3		3.678%	12/17/36	91	95
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	200	201
4	AmeriCredit Automobile Receivables Trust
	2018-2	4.010%	7/18/24	390	403
4	AmeriCredit Automobile Receivables Trust
	2019-1	3.620%	3/18/25	580	595

4,9 Applebee's Funding LLC / IHOP Funding LLC
	2019-1	4.194%	6/7/49	50	51
4,9 ARL Second LLC 2014-1A		2.920%	6/15/44	42	42
4,9 Aventura Mall Trust 2013-AVM		3.743%	12/5/32	800	814
4,9 Aventura Mall Trust 2018-AVM		4.112%	7/5/40	700	774
4,9 Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	500	505
4,9 Avis Budget Rental Car Funding AESOP LLC
	2017-1A	3.070%	9/20/23	355	361
4,9 Avis Budget Rental Car Funding AESOP LLC
	2017-2A	2.970%	3/20/24	100	102
4,9 Avis Budget Rental Car Funding AESOP LLC
	2018-1A	3.700%	9/20/24	100	104
4,9 Avis Budget Rental Car Funding AESOP LLC
	2018-2A	4.000%	3/20/25	200	213
4,9 Avis Budget Rental Car Funding AESOP LLC
	2019-1A	3.450%	3/20/23	130	133
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	160	170
4,9 Banc of America Merrill Lynch Large Loan Inc.
	BAMLL 2019-BPR	3.112%	11/5/32	900	920
4,9 Banc of America Merrill Lynch Large Loan Inc.
	BAMLL 2019-BPR	3.287%	11/5/32	70	72
4	BANK 2017 - BNK4	3.625%	5/15/50	19	20
4	BANK 2017 - BNK5	3.390%	6/15/60	25	26
4	BANK 2017 - BNK6	3.254%	7/15/60	70	73
4	BANK 2017 - BNK6	3.518%	7/15/60	80	85
4	BANK 2017 - BNK6	3.741%	7/15/60	50	53
4	BANK 2017 - BNK7	3.175%	9/15/60	130	135
4	BANK 2017 - BNK7	3.435%	9/15/60	100	106
4	BANK 2017 - BNK8	3.488%	11/15/50	180	192
4	BANK 2017 - BNK9	3.538%	11/15/54	260	277
4	BANK 2018 - BN13	4.217%	8/15/61	70	78
4	BANK 2018 - BN14	4.185%	9/15/60	25	27
4	BANK 2018 - BN14	4.231%	9/15/60	15	17
4	BANK 2019 - BN17	3.714%	4/15/52	170	184
4	BANK 2019 - BN19	3.183%	8/15/61	210	219
4	BANK 2019 - BN23	2.846%	12/15/52	130	133
4	BANK 2019 - BN23	2.920%	12/15/52	840	858
4	BANK 2019 - BN24	2.960%	11/15/62	1,700	1,742
4	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	400	406
4	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	250	256
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	40	43
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	70	75
4	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	220	234
4	BENCHMARK 2018-B1 Mortgage Trust	4.117%	1/15/51	350	365
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	125	136
4	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	69	75
4	BENCHMARK 2019-B15 Mortgage Trust	2.859%	12/15/72	300	305
4	BENCHMARK 2019-B15 Mortgage Trust	2.928%	12/15/72	1,100	1,113
4,9 BX Trust 2019-OC11		3.202%	12/9/41	100	103
4,9 CAL Funding II Ltd. Series 2018-2A		4.340%	9/25/43	245	249
4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	210	211
4,9 Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	140	142
4,9 Canadian Pacer Auto Receivables Trust A
	Series 2018	3.440%	8/21/23	50	51

4	Cantor Commercial Real Estate Lending
	2019-CF3	3.006%	1/15/53	450	459
4	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	220	220
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	10	10
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	100	100
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	190	190
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	40	40
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	40	40
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	90	91
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	50	50
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	90	92
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	130	134
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	100	103
4	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	100	104
4	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	70	73
4	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	100	104
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	10	10
4	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	270	270
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	60	64
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	155	163
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	19	20
4	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	40	41
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	61	63
4,9 Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	90	90
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	30	32
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	320	340
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	175	183
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.356%	7/10/47	84	87
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	350	370
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	230	237
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	10	10
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	365	385
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	140	148
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.526%	10/10/47	175	185
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	228	235
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	110	117
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	425	453
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	143	148
4	Citigroup Commercial Mortgage Trust 2016-
	C2	2.575%	8/10/49	100	100
4	Citigroup Commercial Mortgage Trust 2016-
	GC37	3.050%	4/10/49	330	340

4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	20	20
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.192%	9/15/50	60	63
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.269%	9/15/50	110	115
4	Citigroup Commercial Mortgage Trust
	2018-C5	4.228%	6/10/51	45	50
4	Citigroup Commercial Mortgage Trust
	2018-C6	4.343%	11/10/51	580	641
4	Citigroup Commercial Mortgage Trust
	2019-C7	2.860%	12/15/72	550	553
4	Citigroup Commercial Mortgage Trust
	2019-C7	3.042%	12/15/72	450	462
4	Citigroup Commercial Mortgage Trust
	2019-C7	3.102%	12/15/72	1,100	1,136
4,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	40	41
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	500	499
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	60	62
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	503	533
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	230	245
4,9	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	150	153
4,9	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	210	214
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	10
4,9	COMM 2013-CCRE9 Mortgage Trust	4.246%	7/10/45	230	227
4,9	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	200	211
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	30	32
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	300	320
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	19	20
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	354	376
4	COMM 2014-CCRE17 Mortgage Trust	4.786%	5/10/47	190	199
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	30	31
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	110	114
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	350	369
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	48	50
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	228	237
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	123	131
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	194	201
4	COMM Mortgage Trust 2019-G44	2.873%	8/15/57	150	153
4	COMM Mortgage Trust 2019-G44	2.950%	8/15/57	340	347
4	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	363	388
4	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	132	139
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	200	220
4	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	100	110
4	CSAIL 2019-C18 Commercial Mortgage
	Trust	2.868%	12/15/52	150	152
4	CSAIL 2019-C18 Commercial Mortgage
	Trust	2.968%	12/15/52	140	143
4	DBJPM 16-C1 Mortgage Trust	3.348%	5/10/49	140	137
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	70	73
4,9,10 DELAM 2018-1, 1M USD LIBOR + 0.700%		2.464%	11/19/25	660	659
4	Deutsche Bank Commercial Mortgage
	Trust 2016-C3	2.632%	8/10/49	500	503
4,9	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	260	265

4,9	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	296	299
4,9	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	138	140
4,9	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	85	86
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	50	51
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	532	534
4	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	390	398
4	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	103	103
4	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	480	484
4	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	260	267
4	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	500	504
4	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	480	492
4	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	650	671
4,9	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	92	94
4,9	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	205	209
4,5	Fannie Mae-Aces 2013-19A	3.500%	3/25/43	127	135
4,5	Fannie Mae-Aces 2018-73E	4.000%	10/25/48	52	55
4,5,9,10 Fannie Mae Connecticut Avenue
	Securities 2019-R03, 1M USD LIBOR +
	0.750%	2.542%	9/25/31	133	133
4,5,9,10 Fannie Mae Connecticut Avenue
	Securities 2019-R04, 1M USD LIBOR +
	0.750%	2.542%	6/25/39	331	331
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	20	20
4,5	FHLMC Multifamily Structured Pass
	Through Certificates 4823E	4.000%	9/15/48	263	276
4,5	FHLMC Multifamily Structured Pass
	Through Certificates 4826A	4.000%	9/15/48	738	771
4,9	Fontaineblue Miami Beach Trust 2019-
	FBLU	3.144%	12/10/36	400	408
4	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	600	607
4,9	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	120	121
4,9	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	250	252
4,9	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	120	124
4,9	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	150	156
4,9	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	100	102
4,9	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	430	449
4,9	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	260	268
4,9	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	660	693
4	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	320	327
4	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	340	347
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.250%	4/15/26	170	174
4,5,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA3, 1M USD
	LIBOR + 2.000%	3.792%	12/25/28	34	34
4,5,9	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.736%	2/25/48	234	234
4,5,9	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.813%	5/25/48	113	114
4,5,9	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.152%	8/25/48	49	49
4,5,9	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI4	4.459%	11/25/48	23	23
4,5,9,10 Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-HQA2, 1M USD
	LIBOR + 0.700%	2.492%	4/25/49	129	129

4	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	40	40
4,9	GMF Floorplan Owner Revolving Trust
	2017-2	2.630%	7/15/22	140	140
4,9	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	1,500	1,566
4,9,10	Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	2.360%	8/25/60	205	205
4,9	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	110	111
4	GS Mortgage Securities Trust 2013-
	GCJ12	3.135%	6/10/46	350	359
4	GS Mortgage Securities Trust 2013-
	GCJ14	3.955%	8/10/46	30	31
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	318	338
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	390	416
4	GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	170	177
4	GS Mortgage Securities Trust 2014-GC24	4.532%	9/10/47	150	144
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	150	156
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	140	148
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	30	31
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	203	212
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	113	118
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	50	53
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	60	61
4	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	150	165
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	60	62
4	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	90	92
4,9	Hardee's Funding HNGRY 2018-1	4.959%	6/20/48	49	51
4,9	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	474	504
4,9	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	180	157
4,9	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	100	101
4,9	Hilton USA Trust 2016-HHV	3.719%	11/5/38	20	21
4,9,10	Holmes Master Issuer plc 2018-1, 3M
	USD LIBOR + 0.360%	2.361%	10/15/54	348	348
4,9,10	Holmes Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	2.421%	10/15/54	359	359
4,9	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	250	257
11	Intu SGS Finance plc	4.250%	9/17/30	100	113
4,9,10	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 0.850%	2.587%	12/17/36	354	352
4,9,10	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 1.150%	2.887%	12/17/36	130	130
4,9,10	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.700%	2.437%	3/17/37	269	266
4,9,10	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.950%	2.687%	3/17/37	100	99
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,466	1,498
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.418%	8/15/46	550	573
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	20	20
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	90	92
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.065%	1/15/46	230	239
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	10	11

4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	81	83
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	52	53
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	90	96
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	30	32
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,205	1,244
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	30	32
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.198%	11/15/45	30	32
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	330	352
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	10	11
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	149	158
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	353	365
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	350	367
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	261	269
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	80	85
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	100	107
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	70	75
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	60	63
4	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	30	31
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	60	63
4	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	50	55
4,9,10 Lanark Master Issuer plc 2018-1A, 3M USD
	LIBOR + 0.420%	2.319%	12/22/69	118	118
4,9	Laurel Road Prime Student Loan Trust
	2018-B	3.540%	5/26/43	553	571
4,9	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	100	104
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	100	103
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.081%	7/15/46	200	204
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	400	426
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	302	319
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	10	11
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.909%	4/15/47	150	161

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	21	22
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.337%	6/15/47	80	85
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	350	369
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	350	372
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	390	409
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	188	194
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	30	31
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	110	117
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	975	1,036
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	196	207
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	133	138
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.749%	5/15/49	160	167
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	317	338
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	90	96
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	522	559
4	Morgan Stanley Capital I Trust 2016-BNK2	2.791%	11/15/49	110	111
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	50	52
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	101	102
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	154	163
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	55	59
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	30	33
4,9	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	1,630	1,642
4,9,10 Navient Student Loan Trust 2016-2, 1M
	USD LIBOR + 1.050%	2.842%	6/25/65	115	116
4,9,10 Navient Student Loan Trust 2016-3, 1M
	USD LIBOR + 0.850%	2.642%	6/25/65	24	24
4,9,10 Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	2.542%	3/25/66	76	76
4,9	Navient Student Loan Trust 2017-A	2.880%	12/16/58	240	243
4,9	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	430	442
4,9	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	1,320	1,371
4,9	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	550	567
4,9	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	640	662
4,9	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	700	703
4,9,10 Pepper Residential Securities Trust 2017-A,
	1M USD LIBOR + 1.100%	2.815%	3/10/58	1	1
4,9,10 Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	2.620%	1/16/60	414	414
4,9,10 Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 1.000%	2.765%	6/20/60	305	306
4,9,10 Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	2.695%	8/18/60	283	283

4,9,10 PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	2.742%	11/25/65	140	139
4,9	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	410	409
4,9	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	200	198
4,9	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	100
4,9	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	390	391
4,9	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	100
4,9	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	580	590
4,9,10 Resimac Premier Series 2018-1A, 1M USD
	LIBOR + 0.800%	2.515%	11/10/49	362	362
4,9,10 Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	2.554%	12/5/59	477	477
4,9,10 Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	2.565%	4/10/50	108	108
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	140	141
4	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	310	312
4	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	140	141
4	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	460	461
4	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	760	778
4	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	470	482
4	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	540	555
4,9	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	325	328
4,9	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	130	134
4	Small Business Administration Participation
	Certs 2019-25E	3.070%	5/1/44	719	742
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	40	40
4,9	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	266	267
4,9,10 SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.450%	3.190%	2/17/32	174	176
4,9,10 SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	2.840%	9/15/34	70	71
4,9,10 SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	2.640%	9/15/34	94	94
4,9	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	231	233
4,9	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	450	465
4,9	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	570	589
4,9	SoFi Professional Loan Program 2016-B
	LLC	2.740%	10/25/32	242	244
4,9	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	368	368
4,9	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	68	68
4,9,10 SoFi Professional Loan Program 2016-D
	LLC, 1M USD LIBOR + 0.950%	2.742%	1/25/39	19	19
4,9	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	9	9
4,9	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	110	111
4,9	SoFi Professional Loan Program 2017-E
	LLC	2.720%	11/26/40	130	131

4,9 SoFi Professional Loan Program 2017-F LLC		2.840%	1/25/41	180	182
4,9 SoFi Professional Loan Program 2018-A LLC		2.950%	2/25/42	100	101
4,9 SoFi Professional Loan Program 2018-C LLC		3.590%	1/25/48	670	690
4,9 SoFi Professional Loan Program 2018-D LLC		3.600%	2/25/48	400	413
4,9 Stack Infrastructure Issuer LLC 2019-1A		4.540%	2/25/44	54	57
4	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	140	141
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	170	172
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	230	233
4,9 Taco Bell Funding LLC 2016-1A		4.377%	5/25/46	35	35
4,9 Taco Bell Funding LLC 2018-1		4.940%	11/25/48	188	202
4,9 Tesla Auto Lease Trust 2018-B		4.120%	10/20/21	320	327
4,9 Tesla Auto Lease Trust 2018-B		4.360%	10/20/21	200	205
4,9 Textainer Marine Containers Limited 2019-A		3.960%	4/20/44	265	267
4,9 Tidewater Auto Receivables Trust 2018-AA		3.120%	7/15/22	76	76
4,9 Tidewater Auto Receivables Trust 2018-AA		3.450%	11/15/24	100	101
4,9 Tidewater Auto Receivables Trust 2018-AA		3.840%	11/15/24	100	101
4,9 Tidewater Auto Receivables Trust 2018-AA		4.300%	11/15/24	100	103
4,9 TMSQ 2014-1500 Mortgage Trust		3.680%	10/10/36	100	105
4,9 Trafigura Securitisation Finance plc 2017-1A		2.470%	12/15/20	690	690
4,9 Trafigura Securitisation Finance plc 2018-1A		3.730%	3/15/22	620	632
4,9 Trinity Rail Leasing LP 2018-1A		4.620%	6/17/48	440	467
4,9 Trip Rail Master Funding LLC 2017-1A		2.709%	8/15/47	52	52
4,9 Triton Container Finance LLC 2018-A2		4.190%	6/22/43	570	579
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	12	13
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	10	10
4	UBS-Barclays Commercial Mortgage Trust
	2019-C18	3.035%	12/15/52	200	205
4,9 Vantage Data Centers LLC 2018-1A		4.072%	2/16/43	118	123
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	41
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	354	376
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.284%	7/15/46	450	475
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	220	233
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	190	199
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	120	124
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	344	355
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	2,260	2,375
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	601	638
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.497%	9/15/58	200	209
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	170	182
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.534%	9/15/58	160	169
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	94	100

4	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.652%	8/15/49	150	151
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	166	176
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	90	95
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	570	616
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	90	95
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	10	10
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	20	21
4	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	170	180
4	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	55	59
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	42	45
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	50	52
4	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	30	33
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	250	277
4	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	50	55
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	80	87
4	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	70	75
4,9 Wendys Funding LLC 2015-1A		4.497%	6/15/45	48	49
4,9 Wendys Funding LLC 2018-1		3.573%	3/15/48	98	98
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	100	106
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	20	21
4	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	170	179
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	20	21
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	10	11
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	361	382
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	242	254
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	400	422
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	354	376
4	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	40	41
4	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	110	112
4	World Omni Automobile Lease Securitization
	Trust 2019-B	3.240%	7/15/24	160	163
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $92,041)					93,522

Corporate Bonds (27.3%)
Finance (6.1%)
Banking (4.6%)
4	Bank of America Corp.	3.366%	1/23/26	2,470	2,576
4	Bank of America Corp.	3.974%	2/7/30	3,090	3,363
	Bank of Montreal	3.300%	2/5/24	96	100
4	Barclays plc	3.932%	5/7/25	1,200	1,261
4,12	BPCE SA	5.400%	10/27/25	1,070	768
13	BPCE SA	0.500%	2/24/27	700	778
	Citigroup Inc.	3.200%	10/21/26	1,000	1,035
4	Citigroup Inc.	3.668%	7/24/28	936	994
9	Commonwealth Bank of Australia	3.610%	9/12/34	2,600	2,607
9	Commonwealth Bank of Australia	3.743%	9/12/39	1,000	995
9	Commonwealth Bank of Australia	3.900%	7/12/47	1,780	1,920
10,12 Cooperatieve Rabobank UA, 3M Australian
	Bank Bill Rate + 2.500%	3.360%	7/2/25	6,550	4,634
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,035	1,095
4	Goldman Sachs Group Inc.	4.411%	4/23/39	1,090	1,237
4	HSBC Holdings plc	3.803%	3/11/25	3,650	3,831
4	HSBC Holdings plc	2.633%	11/7/25	2,450	2,444
4,11	HSBC Holdings plc	3.000%	7/22/28	150	209
9	Intesa Sanpaolo SPA	3.250%	9/23/24	1,000	1,003
13	Intesa Sanpaolo SPA	1.750%	3/20/28	400	464
9	Intesa Sanpaolo SPA	4.000%	9/23/29	3,000	3,043
4,13	JPMorgan Chase & Co.	1.090%	3/11/27	680	790
4	JPMorgan Chase & Co.	3.540%	5/1/28	4,910	5,201
4	JPMorgan Chase & Co.	3.509%	1/23/29	122	129
4	JPMorgan Chase & Co.	2.739%	10/15/30	2,325	2,325
10,12 Lloyds Banking Group plc, 3M Australian
	Bank Bill Rate + 1.400%	2.291%	3/7/25	1,000	697
4	Morgan Stanley	2.720%	7/22/25	1,730	1,746
4	Morgan Stanley	3.591%	7/22/28	335	355
	Royal Bank of Canada	2.250%	11/1/24	270	271
4	Royal Bank of Scotland Group plc	4.269%	3/22/25	500	530
4,13	Skandinaviska Enskilda Banken AB	1.375%	10/31/28	1,000	1,143
4	Wells Fargo & Co.	2.406%	10/30/25	2,345	2,339
4	Wells Fargo & Co.	2.879%	10/30/30	3,500	3,521
11	Wells Fargo Bank NA	5.250%	8/1/23	800	1,194
	Westpac Banking Corp.	3.300%	2/26/24	4,320	4,494
13	Westpac Banking Corp.	1.125%	9/5/27	495	581
4,12	Westpac Banking Corp.	4.334%	8/16/29	1,920	1,413
	Westpac Banking Corp.	4.110%	7/24/34	675	703

	Brokerage (0.2%)
	Charles Schwab Corp.	3.250%	5/22/29	900	950
	TD Ameritrade Holding Corp.	3.300%	4/1/27	1,000	1,044

Finance Companies (0.0%)
	Springleaf Finance Corp.	5.375%	11/15/29	25	26

Insurance (0.3%)
13	Berkshire Hathaway Inc.	1.125%	3/16/27	400	474
9	Centene Corp.	4.750%	1/15/25	80	83
9	Centene Corp.	4.250%	12/15/27	165	170
9	Centene Corp.	4.625%	12/15/29	160	169
13	Chubb INA Holdings Inc.	2.500%	3/15/38	300	394
	Enstar Group Ltd.	4.950%	6/1/29	1,430	1,531
	Principal Financial Group Inc.	3.700%	5/15/29	655	712

	UnitedHealth Group Inc.	3.500%	8/15/39	1,086	1,135

	Other Finance (0.1%)
13	Aroundtown SA	1.625%	1/31/28	200	232
13	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	600	694
13	Samhallsbyggnadsbolaget i Norden AB	1.125%	9/4/26	200	221

	Real Estate Investment Trusts (0.9%)
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	550	603
	CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	3,000	3,002
	ERP Operating LP	2.500%	2/15/30	2,570	2,543
	Healthpeak Properties Inc.	3.000%	1/15/30	2,130	2,127
	Sabra Health Care LP	3.900%	10/15/29	1,500	1,498
	Simon Property Group LP	3.250%	9/13/49	1,000	966
	UDR Inc.	3.100%	11/1/34	1,250	1,247
					81,610
Industrial (17.9%)
	Basic Industry (0.9%)
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	225	233
	Dow Chemical Co.	3.625%	5/15/26	450	473
	Dow Chemical Co.	4.375%	11/15/42	300	320
	DuPont de Nemours Inc.	5.319%	11/15/38	380	452
	Eastman Chemical Co.	4.500%	12/1/28	100	111
	Eastman Chemical Co.	4.650%	10/15/44	50	54
	FMC Corp.	3.200%	10/1/26	350	358
	FMC Corp.	4.500%	10/1/49	135	148
	Newmont Corp.	2.800%	10/1/29	2,085	2,064
	Nutrien Ltd.	4.125%	3/15/35	180	188
9	OCI NV	5.250%	11/1/24	110	114
	Packaging Corp. of America	4.050%	12/15/49	150	156
	Sherwin-Williams Co.	2.950%	8/15/29	600	607
	Sherwin-Williams Co.	4.500%	6/1/47	300	341
	Steel Dynamics Inc.	3.450%	4/15/30	570	576
9	Suzano Austria GmbH	7.000%	3/16/47	1,000	1,174
	Vale Overseas Ltd.	6.250%	8/10/26	359	421
13	Vale SA	3.750%	1/10/23	1,300	1,583
	WRKCo Inc.	4.650%	3/15/26	2,800	3,095

	Capital Goods (1.4%)
13	Airbus Finance BV	2.375%	4/2/24	1,000	1,224
9	American Builders & Contractors Supply Co.
	Inc.	4.000%	1/15/28	155	157
	Ball Corp.	4.875%	3/15/26	65	71
9	Berry Global Inc.	4.875%	7/15/26	220	233
	Boeing Co.	2.600%	10/30/25	500	504
	Boeing Co.	2.250%	6/15/26	1,250	1,231
	Boeing Co.	2.700%	2/1/27	3,000	3,023
	Boeing Co.	2.800%	3/1/27	500	506
9	CFX Escrow Corp.	6.375%	2/15/26	100	109
9	Clean Harbors Inc.	4.875%	7/15/27	95	100
9	Clean Harbors Inc.	5.125%	7/15/29	30	32
	Embraer SA	5.150%	6/15/22	1,400	1,477
9	L3Harris Technologies Inc.	4.400%	6/15/28	2,900	3,231
	Lockheed Martin Corp.	3.800%	3/1/45	3,360	3,706
9	Mueller Water Products Inc.	5.500%	6/15/26	145	153
9	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	15	15

9,10 Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group Issuer
	Lu, 3M USD LIBOR + 3.500%	5.501%	7/15/21	250	250
9	Sealed Air Corp.	4.000%	12/1/27	70	71
9	Silgan Holdings Inc.	4.125%	2/1/28	155	155
9	TransDigm Inc.	6.250%	3/15/26	220	238
	TransDigm Inc.	7.500%	3/15/27	70	77
9	TransDigm Inc.	5.500%	11/15/27	255	258
9	Trivium Packaging Finance BV	5.500%	8/15/26	35	37
9	Trivium Packaging Finance BV	8.500%	8/15/27	95	106
	United Rentals North America Inc.	4.625%	10/15/25	125	129
	United Rentals North America Inc.	6.500%	12/15/26	215	236
	United Rentals North America Inc.	3.875%	11/15/27	155	158
	United Technologies Corp.	4.625%	11/16/48	1,000	1,245

	Communication (2.7%)
	AT&T Inc.	3.400%	5/15/25	3,000	3,144
	AT&T Inc.	4.300%	12/15/42	875	935
	AT&T Inc.	4.750%	5/15/46	810	909
	AT&T Inc.	4.500%	3/9/48	350	384
9	CCO Holdings LLC / CCO Holdings Capital
	Corp.	4.750%	3/1/30	370	377
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.125%	7/1/49	2,264	2,457
	Comcast Corp.	3.375%	8/15/25	5,875	6,232
	Comcast Corp.	4.150%	10/15/28	1,735	1,953
	Comcast Corp.	3.250%	11/1/39	3,300	3,319
9	Connect Finco SARL / Connect US Finco
	LLC	6.750%	10/1/26	70	74
	Crown Castle International Corp.	5.200%	2/15/49	2,400	2,939
9	CSC Holdings LLC	5.375%	2/1/28	200	213
9	CSC Holdings LLC	5.750%	1/15/30	105	112
9	Diamond Sports Group LLC / Diamond
	Sports Finance Co.	6.625%	8/15/27	165	160
	Discovery Communications LLC	5.300%	5/15/49	1,770	2,094
9	Fox Corp.	5.576%	1/25/49	975	1,227
9	Level 3 Financing Inc.	3.400%	3/1/27	260	262
9	Level 3 Financing Inc.	4.625%	9/15/27	350	358
13	MMS USA Investments Inc.	1.250%	6/13/28	300	335
9	National CineMedia LLC	5.875%	4/15/28	110	117
	Netflix Inc.	4.375%	11/15/26	100	102
	Netflix Inc.	4.875%	4/15/28	90	94
9	Nexstar Escrow Inc.	5.625%	7/15/27	140	147
9	Sirius XM Radio Inc.	4.625%	7/15/24	65	68
9	Sirius XM Radio Inc.	5.000%	8/1/27	70	74
	Sprint Corp.	7.125%	6/15/24	60	65
	Sprint Corp.	7.625%	2/15/25	60	66
	T-Mobile USA Inc.	4.500%	2/1/26	150	154
	T-Mobile USA Inc.	4.750%	2/1/28	75	79
	Telefonica Emisiones SAU	4.895%	3/6/48	1,900	2,176
9	Twitter Inc.	3.875%	12/15/27	100	100
12	Verizon Communications Inc.	4.050%	2/17/25	1,250	959
	Verizon Communications Inc.	4.016%	12/3/29	2,000	2,226
13	Verizon Communications Inc.	2.875%	1/15/38	300	408
13	Vodafone Group plc	1.600%	7/29/31	290	340
	Vodafone Group plc	5.250%	5/30/48	1,500	1,812

	Consumer Cyclical (2.0%)
9	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	140	145
9	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	175	176
9	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	155	156
9	Alimentation Couche-Tard Inc.	4.500%	7/26/47	815	863
9	Allison Transmission Inc.	4.750%	10/1/27	175	182
9	ASGN Inc.	4.625%	5/15/28	50	51
9	Boyd Gaming Corp.	4.750%	12/1/27	155	161
9	Churchill Downs Inc.	5.500%	4/1/27	255	270
9	Churchill Downs Inc.	4.750%	1/15/28	80	83
9	Eagle Intermediate Global Holding BV / Ruyi
	US Finance LLC	7.500%	5/1/25	143	113
	General Motors Co.	4.875%	10/2/23	6,000	6,440
	General Motors Co.	5.200%	4/1/45	400	401
	General Motors Financial Co. Inc.	4.200%	3/1/21	300	306
	General Motors Financial Co. Inc.	4.375%	9/25/21	510	528
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,278
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	85	88
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	104	109
	Home Depot Inc.	2.950%	6/15/29	1,300	1,350
	Home Depot Inc.	4.250%	4/1/46	700	825
9	Korn Ferry	4.625%	12/15/27	50	50
	Lennar Corp.	5.250%	6/1/26	100	109
9	Live Nation Entertainment Inc.	5.625%	3/15/26	20	21
9	Live Nation Entertainment Inc.	4.750%	10/15/27	200	207
	Lowe's Cos. Inc.	3.100%	5/3/27	1,180	1,218
	Lowe's Cos. Inc.	4.050%	5/3/47	250	270
	Mastercard Inc.	3.650%	6/1/49	1,800	1,984
	McDonald's Corp.	2.625%	9/1/29	2,500	2,494
	McDonald's Corp.	3.625%	9/1/49	500	507
	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-Issuer
	Inc.	4.500%	9/1/26	170	179
	MGM Resorts International	4.625%	9/1/26	230	243
11	Motability Operations Group plc	4.375%	2/8/27	325	514
9	NCL Corp. Ltd.	3.625%	12/15/24	145	147
9	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	8.500%	5/15/27	150	159
	PulteGroup Inc.	5.500%	3/1/26	125	140
13	Richemont International Holding SA	1.000%	3/26/26	1,000	1,172
9	Scientific Games International Inc.	7.000%	5/15/28	55	59
9	Volkswagen Group of America Finance LLC	2.700%	9/26/22	4,000	4,044

	Consumer Noncyclical (4.3%)
9	AbbVie Inc.	2.600%	11/21/24	1,725	1,737
	AbbVie Inc.	3.600%	5/14/25	3,550	3,747
9	AbbVie Inc.	2.950%	11/21/26	1,500	1,521
9	AbbVie Inc.	3.200%	11/21/29	1,000	1,018
9	AbbVie Inc.	4.050%	11/21/39	725	757
	AbbVie Inc.	4.875%	11/14/48	1,745	2,003
9	AbbVie Inc.	4.250%	11/21/49	725	763
	Allina Health System	3.887%	4/15/49	1,000	1,064
	Altria Group Inc.	4.400%	2/14/26	2,570	2,791
	Altria Group Inc.	4.800%	2/14/29	2,595	2,882
	Altria Group Inc.	5.375%	1/31/44	325	366
	Altria Group Inc.	5.950%	2/14/49	135	163
	Anheuser-Busch Cos. LLC / Anheuser-Busch
	InBev Worldwide Inc.	4.700%	2/1/36	500	577

	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,000	2,316
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	900	911
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	1,445	1,642
9	Aramark Services Inc.	5.000%	2/1/28	60	63
13	Auchan Holding SA	2.375%	4/25/25	400	467
	BAT Capital Corp.	4.540%	8/15/47	550	550
9	Bausch Health Cos. Inc.	7.000%	1/15/28	220	243
9	Bausch Health Cos. Inc.	5.000%	1/30/28	145	149
9	Bausch Health Cos. Inc.	5.250%	1/30/30	115	119
9	Bristol-Myers Squibb Co.	3.200%	6/15/26	3,675	3,850
9	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,500	1,602
9	Bristol-Myers Squibb Co.	4.550%	2/20/48	875	1,074
	Cigna Corp.	4.800%	8/15/38	890	1,024
	CommonSpirit Health	2.760%	10/1/24	615	619
	Constellation Brands Inc.	3.150%	8/1/29	750	758
	CVS Health Corp.	2.750%	12/1/22	3,000	3,047
	CVS Health Corp.	3.700%	3/9/23	2,165	2,253
	CVS Health Corp.	3.000%	8/15/26	2,000	2,038
	CVS Health Corp.	4.300%	3/25/28	502	547
	CVS Health Corp.	3.250%	8/15/29	50	51
	CVS Health Corp.	4.780%	3/25/38	300	339
	CVS Health Corp.	5.050%	3/25/48	745	881
	DaVita Inc.	5.125%	7/15/24	150	154
	DaVita Inc.	5.000%	5/1/25	35	36
	Encompass Health Corp.	4.500%	2/1/28	70	72
	Estee Lauder Cos. Inc.	2.375%	12/1/29	600	599
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,500	1,496
	HCA Inc.	5.375%	2/1/25	25	28
	HCA Inc.	5.250%	6/15/26	505	566
	HCA Inc.	5.375%	9/1/26	280	312
	HCA Inc.	5.250%	6/15/49	975	1,097
9	Hill-Rom Holdings Inc.	4.375%	9/15/27	75	77
9	Hologic Inc.	4.375%	10/15/25	110	114
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,699
9	Kraft Heinz Foods Co.	3.750%	4/1/30	225	231
	Kroger Co.	3.700%	8/1/27	600	639
13	McKesson Corp.	1.625%	10/30/26	450	526
13	Medtronic Global Holdings SCA	1.500%	7/2/39	200	224
4	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,200	1,190
13	Mylan NV	3.125%	11/22/28	250	317
	PepsiCo Inc.	3.450%	10/6/46	330	348
9	Performance Food Group Inc.	5.500%	6/1/24	275	281
9	Performance Food Group Inc.	5.500%	10/15/27	150	160
	Pfizer Inc.	3.600%	9/15/28	760	830
9	Post Holdings Inc.	5.750%	3/1/27	70	75
9	Tenet Healthcare Corp.	4.625%	9/1/24	15	16
9	Tenet Healthcare Corp.	4.875%	1/1/26	185	194
9	Tenet Healthcare Corp.	5.125%	11/1/27	95	100
	Unilever Capital Corp.	2.600%	5/5/24	400	409

	Energy (3.8%)
11	BG Energy Capital plc	5.125%	12/1/25	900	1,443
	BP Capital Markets plc	3.279%	9/19/27	635	668
	Buckeye Partners LP	3.950%	12/1/26	70	67
9	Cameron LNG LLC	3.701%	1/15/39	4,650	4,748
	Cenovus Energy Inc.	4.250%	4/15/27	400	422
	Cenovus Energy Inc.	5.400%	6/15/47	80	93
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	2,095	2,357

	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,095	1,213
9	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	307
	Cimarex Energy Co.	3.900%	5/15/27	170	176
	Cimarex Energy Co.	4.375%	3/15/29	320	338
	Concho Resources Inc.	4.850%	8/15/48	460	532
	ConocoPhillips Co.	4.300%	11/15/44	500	585
	Devon Energy Corp.	5.850%	12/15/25	1,000	1,183
	Devon Energy Corp.	5.000%	6/15/45	1,000	1,153
	Diamondback Energy Inc.	3.500%	12/1/29	1,810	1,838
	Enbridge Inc.	3.125%	11/15/29	850	858
	Enbridge Inc.	4.000%	11/15/49	250	260
9	Endeavor Energy Resources LP / EER
	Finance Inc.	5.750%	1/30/28	175	184
	Energy Transfer Operating LP	5.500%	6/1/27	500	561
	Energy Transfer Operating LP	5.250%	4/15/29	4,130	4,630
	Energy Transfer Partners LP	4.950%	6/15/28	1,275	1,394
	Enterprise Products Operating LLC	4.050%	2/15/22	3,000	3,127
	Enterprise Products Operating LLC	3.125%	7/31/29	1,250	1,283
	Enterprise Products Operating LLC	5.950%	2/1/41	500	644
	Enterprise Products Operating LLC	4.800%	2/1/49	500	586
	EQT Corp.	3.900%	10/1/27	100	93
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	611	723
	Marathon Petroleum Corp.	4.500%	4/1/48	200	211
9	MEG Energy Corp.	7.000%	3/31/24	80	81
9	MEG Energy Corp.	6.500%	1/15/25	70	73
	MPLX LP	4.000%	3/15/28	400	414
	MPLX LP	4.700%	4/15/48	300	302
	Occidental Petroleum Corp.	2.900%	8/15/24	1,400	1,422
	Occidental Petroleum Corp.	5.550%	3/15/26	815	923
	Occidental Petroleum Corp.	6.450%	9/15/36	150	183
	ONEOK Inc.	4.450%	9/1/49	810	832
9	Parsley Energy LLC / Parsley Finance Corp.	6.250%	6/1/24	75	78
9	Parsley Energy LLC / Parsley Finance Corp.	5.625%	10/15/27	100	106
	Phillips 66 Partners LP	3.550%	10/1/26	380	397
	Plains All American Pipeline LP / PAA
	Finance Corp.	4.500%	12/15/26	1,110	1,178
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,350	1,551
	Shell International Finance BV	3.125%	11/7/49	600	591
	SM Energy Co.	6.125%	11/15/22	35	35
	SM Energy Co.	6.750%	9/15/26	36	35
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	6,245	7,171
9	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.500%	7/15/27	75	82
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	5.000%	1/15/28	50	51
9	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	5.500%	3/1/30	70	72
13	Total Capital International SA	1.375%	10/4/29	600	731
	TransCanada PipeLines Ltd.	4.875%	1/15/26	610	682
	TransCanada PipeLines Ltd.	4.875%	5/15/48	1,000	1,175
	Valero Energy Corp.	4.350%	6/1/28	300	329
	Valero Energy Corp.	4.900%	3/15/45	100	115
	Williams Cos. Inc.	3.750%	6/15/27	800	831
	WPX Energy Inc.	5.250%	10/15/27	40	42

	Technology (2.3%)
13	Apple Inc.	0.500%	11/15/31	610	679
	Apple Inc.	3.850%	5/4/43	4,000	4,468

9	Broadcom Inc.	4.250%	4/15/26	470	499
9	CDK Global Inc.	5.250%	5/15/29	25	27
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	105	110
9	CommScope Finance LLC	5.500%	3/1/24	25	26
9	CommScope Finance LLC	8.250%	3/1/27	70	73
	Equinix Inc.	5.375%	5/15/27	100	108
13	Fidelity National Information Services Inc.	1.000%	12/3/28	300	338
	Fiserv Inc.	3.200%	7/1/26	2,000	2,071
	Fiserv Inc.	4.400%	7/1/49	400	453
	Intel Corp.	3.700%	7/29/25	2,500	2,701
	International Business Machines Corp.	3.300%	5/15/26	2,610	2,750
	Lam Research Corp.	3.750%	3/15/26	1,000	1,071
9	NXP BV / NXP Funding LLC	4.875%	3/1/24	7,000	7,604
	PayPal Holdings Inc.	2.400%	10/1/24	2,500	2,524
9	Qorvo Inc.	4.375%	10/15/29	245	257
	QUALCOMM Inc.	3.450%	5/20/25	2,000	2,108
9	SS&C Technologies Inc.	5.500%	9/30/27	60	64
	Verisk Analytics Inc.	4.125%	3/15/29	1,065	1,162
	Verisk Analytics Inc.	5.500%	6/15/45	1,000	1,232
	Western Digital Corp.	4.750%	2/15/26	88	92

	Transportation (0.5%)
12	Aurizon Network Pty Ltd.	4.000%	6/21/24	2,500	1,862
	CSX Corp.	4.250%	3/15/29	2,960	3,323
	Delta Air Lines Inc.	2.900%	10/28/24	1,770	1,774
13	International Consolidated Airlines Group SA	1.500%	7/4/27	400	447
					241,417
Utilities (3.3%)
	Electric (3.0%)
	AEP Transmission Co. LLC	3.800%	6/15/49	750	803
	Appalachian Power Co.	4.500%	3/1/49	300	348
	Arizona Public Service Co.	2.600%	8/15/29	725	718
9	Calpine Corp.	4.500%	2/15/28	300	303
9	Calpine Corp.	5.125%	3/15/28	210	214
9	Clearway Energy Operating LLC	4.750%	3/15/28	105	107
	Commonwealth Edison Co.	3.800%	10/1/42	685	735
	Commonwealth Edison Co.	3.750%	8/15/47	815	880
	Connecticut Light & Power Co.	3.200%	3/15/27	3,500	3,672
	Dominion Energy Inc.	2.750%	1/15/22	500	506
	Dominion Energy Inc.	4.900%	8/1/41	200	232
	Dominion Energy Inc.	4.050%	9/15/42	475	497
	DTE Energy Co.	2.600%	6/15/22	4,000	4,020
	DTE Energy Co.	3.800%	3/15/27	1,590	1,676
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	962
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,508	1,717
	Duke Energy Corp.	3.400%	6/15/29	2,800	2,923
	Duke Energy Florida LLC	3.400%	10/1/46	410	415
	Duke Energy Progress LLC	4.100%	5/15/42	550	611
13	EDP Finance BV	1.625%	1/26/26	900	1,076
	Entergy Louisiana LLC	4.200%	9/1/48	500	577
	Entergy Texas Inc.	3.550%	9/30/49	810	826
	Evergy Inc.	2.900%	9/15/29	2,425	2,410
	Exelon Corp.	3.950%	6/15/25	130	140
	Exelon Corp.	4.450%	4/15/46	500	564
	Florida Power & Light Co.	3.700%	12/1/47	500	550
	National Rural Utilities Cooperative Finance
	Corp.	4.300%	3/15/49	1,200	1,424

	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	605	641
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	2,185	2,310
	NRG Energy Inc.	7.250%	5/15/26	70	76
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,300	1,342
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	510	561
	PacifiCorp	4.150%	2/15/50	1,150	1,319
	PECO Energy Co.	4.150%	10/1/44	815	915
	Public Service Co. of Colorado	3.200%	3/1/50	810	800
	Public Service Electric & Gas Co.	3.200%	8/1/49	250	252
	Southern California Edison Co.	4.000%	4/1/47	315	329
	Southern California Edison Co.	4.875%	3/1/49	85	100
	Union Electric Co.	4.000%	4/1/48	410	459
	Union Electric Co.	3.250%	10/1/49	405	403
	Virginia Electric & Power Co.	3.150%	1/15/26	425	444
	Virginia Electric & Power Co.	2.950%	11/15/26	1,420	1,457
9	Vistra Operations Co. LLC	5.000%	7/31/27	120	125

	Natural Gas (0.0%)
11 Centrica plc		7.000%	9/19/33	150	297

	Other Utility (0.3%)
12 DBNGP Finance Co. Pty Ltd.		4.225%	5/28/25	5,550	4,261
					44,997
Total Corporate Bonds (Cost $356,871)					368,024
Sovereign Bonds (6.5%)
	Argentine Republic	5.875%	1/11/28	678	319
9	Banque Ouest Africaine de Developpement	4.700%	10/22/31	480	488
4	Bermuda	4.750%	2/15/29	360	409
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	2,500	2,613
	Empresa Nacional del Petroleo	4.750%	12/6/21	3,200	3,328
	Empresa Nacional del Petroleo	4.375%	10/30/24	2,220	2,346
4	Empresa Nacional del Petroleo	5.250%	11/6/29	2,500	2,800
	Equinor ASA	2.450%	1/17/23	600	609
9	Export-Import Bank of India	3.875%	2/1/28	240	251
4	Federative Republic of Brazil	4.625%	1/13/28	7,000	7,517
4	Federative Republic of Brazil	4.750%	1/14/50	2,655	2,635
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	200	205
9	Korea National Oil Corp.	2.875%	3/27/22	200	203
	NTPC Ltd.	4.250%	2/26/26	250	263
9	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	200	204
9	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	213
9	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	560	619
9,13 Perusahaan Listrik Negara PT		1.875%	11/5/31	900	1,002
	Petroleos Mexicanos	6.875%	8/4/26	4,300	4,719
	Petroleos Mexicanos	6.750%	9/21/47	429	429
9	Republic of Angola	9.125%	11/26/49	720	770
	Republic of Colombia	10.375%	1/28/33	1,652	2,656
4,9	Republic of Costa Rica	6.125%	2/19/31	800	849
	Republic of Honduras	8.750%	12/16/20	2,500	2,634
	Republic of Honduras	6.250%	1/19/27	2,043	2,233
	Republic of Hungary	6.375%	3/29/21	6,734	7,105
	Republic of Hungary	5.375%	2/21/23	2,100	2,302
13	Republic of Italy	3.850%	9/1/49	5,180	7,517
	Republic of Lithuania	6.125%	3/9/21	365	382

	Republic of Lithuania		6.625%	2/1/22	2,000	2,191
	Republic of Panama		7.125%	1/29/26	2,500	3,131
	Republic of Panama		8.125%	4/28/34	150	217
	Republic of Peru		7.350%	7/21/25	1,250	1,579
14	Republic of Peru		6.150%	8/12/32	18,000	6,148
	Republic of Serbia		7.250%	9/28/21	830	905
	Republic of South Africa		5.500%	3/9/20	1,500	1,507
	Republic of South Africa		5.875%	9/16/25	3,563	3,918
15	Republic of South Africa		7.000%	2/28/31	92,000	5,559
	Socialist Republic of Vietnam		6.750%	1/29/20	800	803
13	State of Israel		2.875%	1/29/24	550	688
13	United Mexican States		1.625%	4/8/26	2,696	3,154
Total Sovereign Bonds (Cost $85,958)						87,420
Taxable Municipal Bonds (0.4%)
	California GO		7.550%	4/1/39	500	802
	California Institute of Technology		3.650%	9/1/19	1,500	1,450
16	New Jersey Economic Development Authority
	Revenue (State Pension Funding)		7.425%	2/15/29	800	1,003
	Texas Private Activity Surface Transportation
	Corp. Revenue		3.922%	12/31/49	700	704
	Wisconsin Annual Appropriation Revenue		3.954%	5/1/36	500	534
Total Taxable Municipal Bonds (Cost $4,411)						4,493

					Shares
Temporary Cash Investment (4.3%)
Money Market Fund (4.3%)
17	Vanguard Market Liquidity Fund
	(Cost $57,558)		1.816%		575,526	57,558

					Notional
					Amount on
					Underlying
			Expiration	Exercise	Swap
	Counterparty		Date	Rate	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap,
	Pays 3M USD LIBOR
	Quarterly, Receives 1.130%
	Semiannually	BNPSW	9/21/20	1.130%	3,662	10
	10-Year Interest Rate Swap,
	Pays 3M USD LIBOR
	Quarterly, Receives 1.205%
	Semiannually	JPMC	1/7/20	1.205%	10,288	—
	1-Year Interest Rate Swap,
	Pays 3M USD LIBOR
	Quarterly, Receives 1.608%
	Semiannually	MSCS	3/4/20	1.608%	38,910	8
						18
Put Swaptions
	1-Year Interest Rate Swap,
	Receives 3M USD LIBOR
	Quarterly, Pays 1.608%
	Semiannually	MSCS	3/4/20	1.608%	38,910	46

5-Year CDX-NA-IG-S33-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	1/15/20	0.575%	3,710	—
5-Year CDX-NA-IG-S33-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	1/15/20	0.575%	3,825	—
5-Year CDX-NA-IG-S33-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	2/19/20	0.600%	5,735	2
5-Year CDX-NA-IG-S33-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	JPMC	1/15/20	0.600%	3,825	—
5-Year CDX-NA-IG-S33-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	JPMC	3/18/20	0.550%	3,875	3
5-Year CDX-NA-IG-S33-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	MSCS	2/19/20	0.525%	3,825	3
5-Year CDX-NA-IG-S33-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	MSCS	3/18/20	0.550%	5,735	5
					59
Total Options Purchased (Cost $203)					77
Total Investments (96.2%) (Cost $1,268,736)					1,295,910

				Face
			Maturity	Amount
		Coupon	Date	($000)
Conventional Mortgage-Backed Securities – Liability for Sale Commitments (-1.9%)
4,5,6UMBS Pool (Proceeds $25,070)		4.000%	1/1/49-2/1/50	(24,203)	(25,065)
Other Assets and Liabilities-Net (5.7%)					76,786
Net Assets (100%)					1,347,631

1 Securities with a value of $1,326,000 have been segregated as initial margin for open centrally cleared swap contracts.
2 Securities with a value of $446,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3 Securities with a value of $2,124,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2019.
7 Interest-only security.
8 Inverse interest-only security.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $97,706,000, representing 7.3% of net assets.
10 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11 Face amount denominated in British pounds.
12 Face amount denominated in Australian dollars.
13 Face amount denominated in euro.
14 Face amount denominated in Peruvian soles.
15 Face amount denominated in South African rand.

16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
BNPSW—BNP Paribas.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)

Over-the-Counter Swaptions

Call Swaptions
2-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.528%
Semiannually	MSCS	3/4/20	1.528%	19,455	(14)
5-Year CDX-NA-IG-S33-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	GSI	1/15/20	0.525%	3,710	(13)
5-Year CDX-NA-IG-S33-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	GSI	1/15/20	0.525%	3,825	(13)
5-Year CDX-NA-IG-S33-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	GSI	2/19/20	0.525%	5,735	(19)
5-Year CDX-NA-IG-S33-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	JPMC	1/15/20	0.550%	3,825	(17)
5-Year CDX-NA-IG-S33-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	MSCS	2/19/20	0.475%	3,825	(6)
5-Year CDX-NA-IG-S33-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	MSCS	3/18/20	0.500%	5,735	(14)

					(96)

Put Swaptions
2-Year Interest Rate Swap,
Pays 3M USD LIBOR
Quarterly, Receives 1.528%
Semiannually	MSCS	3/4/20	1.528%	19,455	(61)
5-Year CDX-NA-IG-S33-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	GSI	1/15/20	0.525%	3,825	(1)
5-Year CDX-NA-IG-S33-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	GSI	1/15/20	0.525%	3,710	(1)

5-Year CDX-NA-IG-S33-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	GSI	2/19/20	0.525%		5,735	(4)
5-Year CDX-NA-IG-S33-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	JPMC	1/15/20	0.550%		3,825	—
5-Year CDX-NA-IG-S33-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	MSCS	2/19/20	0.475%		3,825	(4)
5-Year CDX-NA-IG-S33-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	MSCS	3/18/20	0.500%		5,735	(8)
						(79)
Total Options Written (Premiums Received $178)						(175)
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

Futures Contracts
						($000)
						Value and
		Number of				Unrealized
		Long (Short)		Notional		Appreciation
	Expiration	Contracts		Amount		(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2020	758		89,906		(193)
2-Year U.S. Treasury Note	March 2020	410		88,355		(61)
Ultra Long U.S. Treasury Bond	March 2020	164		29,792		(973)
10-Year U.S. Treasury Note	March 2020	158		20,291		(59)
30-Year U.S. Treasury Bond	March 2020	22		3,430		(7)
Euro-Schatz	March 2020	5		628		(1)
						(1,294)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2020	(410)		(57,688)		660
Euro-BTP	March 2020	(116)		(18,537)		(78)
Euro-Bund	March 2020	(50)		(9,562)		97
AUD 3-Year Treasury Bond	March 2020	(105)		(8,475)		55
Euro-Bobl	March 2020	(54)		(8,094)		23
AUD 10-Year Treasury Bond	March 2020	(18)		(1,806)		35
Euro-Buxl	March 2020	(6)		(1,335)		33
Long Gilt	March 2020	(1)		(174)		—
						825
						(469)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
HSBC Bank USA, N.A.	3/18/20	AUD	127	USD	88	1	—
HSBC Bank USA, N.A.	3/18/20	USD	28,270	EUR	25,106	—	(30)
Toronto-Dominion Bank	3/18/20	USD	14,515	AUD	21,020	—	(265)
BNP Paribas	1/17/20	USD	6,325	PEN	21,474	—	(153)
Bank of America, N.A.	3/18/20	USD	5,263	ZAR	76,572	—	(148)
Royal Bank of Canada	3/18/20	USD	4,009	GBP	3,000	27	—
Morgan Stanley Capital
Services LLC	3/18/20	USD	64	AUD	94	—	(1)
J.P. Morgan Securities LLC	3/18/20	USD	49	GBP	38	—	(1)
Morgan Stanley Capital
Services LLC	3/18/20	USD	8	EUR	7	—	—
						28	(598)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
PEN—Peruvian sol.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)		(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S33-V1	12/20/29	USD	1,935	1.000	15	33

Credit Protection Purchased
CDX-NA-HY-S33-V2	12/20/24	USD	960	(5.000)	(92)	(2)
CDX-NA-IG-S33-V1	12/20/22	USD	5,535	(1.000)	(125)	(11)
CDX-NA-IG-S33-V1	12/20/24	USD	127,388	(1.000)	(3,317)	(725)
iTraxx Europe-S32-V1	12/20/24	EUR	2,180	(1.000)	(68)	(7)
						(745)
						(712)

1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	450	1.000	9	(4)	5	—
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	400	1.000	9	(4)	5	—
Berkshire
Hathaway
Inc./Aa2	12/20/24	BARC	600	1.000	18	(17)	1	—
Berkshire
Hathaway
Inc./Aa2	12/20/24	JPMC	600	1.000	18	(17)	1	—

Metlife Inc./A3	12/20/21	BARC	100	1.000	2	—	2	—

Metlife Inc./A3	6/20/24	BARC	700	1.000	17	(1)	16	—
People’s
Republic of
China/A3	6/20/22	BNPSW	200	1.000	4	(1)	3	—
Republic of
Turkey/Ba2	12/20/24	HSBCC	2,000	1.000	(167)	268	101	—

					(90)	224	134	—

Credit Protection Purchased
Bank of China
Ltd.	12/20/21	BNPSW	100	(1.000)	(2)	—	—	(2)
Bank of China
Ltd.	6/20/22	BNPSW	200	(1.000)	(5)	—	—	(5)
Commerzbank
AG	6/20/21	BOANA	505	(1.000)	(6)	(3)	—	(9)
Deutsche Bank
AG	12/20/22	JPMC	440	(1.000)	1	1	2	—
Deutsche Bank
AG	12/20/24	GSI	150[2]	(1.000)	2	(4)	—	(2)
Federation of
Malaysia	12/20/24	BNPSW	3,000	(1.000)	(94)	71	—	(23)
Federative
Republic of
Brazil	12/20/24	BARC	4,380	(1.000)	(5)	(35)	—	(40)
Federative
Republic of
Brazil	12/20/24	JPMC	3,100	(1.000)	(4)	(52)	—	(56)
Federative
Republic of
Brazil	12/20/24	MSCS	4,550	(1.000)	(6)	(76)	—	(82)
Lincoln
National Corp.	6/20/21	BARC	35	(1.000)	—	—	—	—
Lincoln
National Corp.	6/20/21	BARC	25	(1.000)	(1)	—	—	(1)
Lincoln
National Corp.	12/20/21	BARC	100	(1.000)	(2)	—	—	(2)

McDonald's
Corp.	6/20/22	GSI	325	(1.000)	(7)	5	—	(2)
People’s
Republic of
China	6/20/23	GSI	1,200	(1.000)	(34)	12	—	(22)
Republic of
Chile	12/20/24	GSI	5,500	(1.000)	(156)	161	5	—
Republic of
Colombia	12/20/24	GSI	4,500	(1.000)	(62)	51	—	(11)
Republic of
Colombia	12/20/24	JPMC	9,000	(1.000)	(125)	35	—	(90)
Republic of
Colombia	12/20/24	MSCS	4,285	(1.000)	(59)	16	—	(43)
Republic of
Peru	12/20/24	CITNA	1,500	(1.000)	(43)	35	—	(8)
Republic of
South Africa	12/20/24	JPMC	1,280	(1.000)	34	(50)	—	(16)
Republic of
South Africa	12/20/24	MSCS	2,800	(1.000)	74	(105)	—	(31)
Republic of
Turkey	12/20/22	HSBCC	2,850	(1.000)	94	(209)	—	(115)
Societe
Generale SA	12/20/21	JPMC	325	(1.000)	(6)	1	—	(5)
Standard
Chartered Bank	12/20/21	JPMC	185	(1.000)	(3)	—	—	(3)

State of Qatar	6/20/22	BOANA	340	(1.000)	(8)	(2)	—	(10)

State of Qatar	6/20/22	CITNA	660	(1.000)	(14)	(4)	—	(18)
United Mexican
States	12/20/24	BNPSW	515	(1.000)	(6)	(4)	—	(10)
United Mexican
States	12/20/24	CITNA	9,485	(1.000)	(102)	(67)	—	(169)
United Mexican
States	12/20/24	GSI	2,000	(1.000)	(21)	9	—	(12)
Total					(566)	(214)	7	(787)
Total					(656)	10	141	(787)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
HSBCC—HSBC Bank USA, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid) [2]	(Paid) [3]	Value	(Depreciation)
Termination Date	Date[1]	($000)	(%)	(%)	($000)	($000)

3/18/21	3/18/20	3,946	1.750	(0.000)	2	(2)

3/18/22	3/18/20	1,794	1.750	(0.000)	4	(2)

3/20/23	3/18/20	370	1.750	(0.000)	1	(1)

3/18/24	3/18/20	141	1.750	(0.000)	—	—
					7	(5)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example,
ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-
agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default
(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded.
Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-
the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract.
Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a
Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

H. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-
roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment
Securities Purchased.

I. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	684,816	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	93,522	—
Corporate Bonds	—	368,024	—
Sovereign Bonds	—	87,420	—

Taxable Municipal Bonds	—	4,493	—
Temporary Cash Investments	57,558	—	—
Options Purchased	—	77	—
Conventional Mortgage-Backed Securities—
Liability for Sale Commitments	—	(25,065)	—
Options Written	—	(175)	—
Futures Contracts—Assets[1]	258	—	—
Futures Contracts—Liabilities[1]	(237)	—	—
Forward Currency Contracts—Assets	—	28	—
Forward Currency Contracts—Liabilities	—	(598)	—
Swap Contracts—Assets	7[1]	141	—
Swap Contracts—Liabilities	(4)[1]	(787)	—
Total	57,582	1,211,896	—

1 Represents variation margin on the last day of the reporting period.